INTANGIBLE ASSETS, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Internal-use Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of finite lived intangible assets	$ 5	$ 1,364	$ 1,396